WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 29.8% (a)	Shares	Value
Crude & Refined Products - 5.0%
Genesis Energy, L.P. (b)	37,390	$ 521,217
MPLX, L.P. (b)	43,473	1,861,514
		2,382,731
Energy - 9.6%
Energy Transfer, L.P. (b)	280,861	4,569,608

Gathering & Processing - 7.0%
Hess Midstream, L.P. - Class A (b)	61,547	2,306,782
Western Midstream Partners, L.P. (b)	25,782	1,054,999
		3,361,781
Utilities - 8.2%
Enterprise Products Partners, L.P. (b)	135,119	3,899,534

Total Master Limited Partnerships (Cost $13,824,037)		$ 17,432,711

MLP RELATED COMPANIES - 70.9%	Shares	Value
Crude & Refined Products - 15.2%
Enbridge, Inc. (b)	108,155	$ 4,047,160
Plains GP Holdings, L.P. - Class A (b)	168,537	3,219,057
		7,266,217

Energy - 10.1%
DT Midstream, Inc. (b)	31,599	2,381,300
Kinetik Holdings, Inc. (b)	41,210	1,709,391
NextDecade Corporation (b)(c)	64,791	525,455
Pembina Pipeline Corporation (b)	5,486	212,528
		4,828,674
Gathering & Processing - 12.7%
Antero Midstream Corporation (b)	138,946	1,995,265
EnLink Midstream, LLC (b)	122,456	1,673,974
Targa Resources Corporation (b)	17,507	2,368,346
		6,037,585

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 70.9% (Continued)	Shares	Value
Liquefied Natural Gas - 5.2%
Cheniere Energy, Inc. (b)	13,592	$ 2,482,443

Natural Gas Liquids Infrastructure - 4.9%
ONEOK, Inc. (b)	27,781	2,314,991

Natural Gas Pipelines - 22.8%
Kinder Morgan, Inc. (b)	177,668	3,754,125
TC Energy Corporation (b)	66,605	2,824,718
Williams Companies, Inc. (The) (b)	99,851	4,287,602
		10,866,445

Total MLP Related Companies (Cost $31,826,955)		$ 33,796,355

Investments at Value - 100.7% (Cost $45,650,992)		$ 48,010,009

Liabilities in Excess of Other Assets - (0.7%)		(333,619)

Net Assets - 100.0%		$ 47,676,390

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option.
(c)	Non-income producing security.

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 08/16/24	$ 15 .00	790	$ 1,134,440	$ 3,950
Antero Midstream Corporation, 09/20/24	15 .00	17	24,412	255
Antero Midstream Corporation, 09/20/24	16 .00	512	735,232	1,280
Cheniere Energy, Inc., 08/16/24	180 .00	28	511,392	16,464
Cheniere Energy, Inc., 08/16/24	185 .00	5	91,320	1,325
Cheniere Energy, Inc., 09/20/24	185 .00	2	36,528	1,020
Cheniere Energy, Inc., 09/20/24	190 .00	94	1,716,816	28,952
DT Midstream, Inc., 08/16/24	75 .00	292	2,200,512	57,232
DT Midstream, Inc., 09/20/24	75 .00	4	30,144	1,050
DT Midstream, Inc., 09/20/24	80 .00	4	30,144	200
Enbridge, Inc., 08/16/24	37 .50	39	145,938	1,755
Enbridge, Inc., 09/20/24	37 .50	988	3,697,096	63,232
Energy Transfer, L.P., 08/16/24	17 .00	2,596	4,223,692	7,788
Energy Transfer, L.P., 09/20/24	17 .00	72	117,144	792
EnLink Midstream, LLC, 08/16/24	14 .00	694	948,698	17,350
EnLink Midstream, LLC, 08/16/24	15 .00	26	35,542	130
EnLink Midstream, LLC, 09/20/24	15 .00	443	605,581	5,538
Enterprise Products Partners, L.P., 08/16/24	30 .00	1,249	3,604,614	6,245
Enterprise Products Partners, L.P., 09/20/24	31 .00	34	98,124	238
Genesis Energy, L.P., 08/16/24	15 .00	346	482,324	6,055
Genesis Energy, L.P., 09/20/24	15 .00	9	12,546	225
Hess Midstream, L.P. - Class A, 08/16/24	36 .00	2	7,496	360
Hess Midstream, L.P. - Class A, 08/16/24	38 .00	166	622,168	6,474
Hess Midstream, L.P. - Class A, 08/16/24	39 .00	16	59,968	240
Hess Midstream, L.P. - Class A, 08/16/24	40 .00	8	29,984	8
Hess Midstream, L.P. - Class A, 09/20/24	38 .00	8	29,984	552
Hess Midstream, L.P. - Class A, 09/20/24	39 .00	376	1,409,248	16,920
Hess Midstream, L.P. - Class A, 09/20/24	40 .00	8	29,984	240
Kinder Morgan, Inc., 09/20/24	21 .00	397	838,861	26,599
Kinder Morgan, Inc., 09/20/24	22 .00	1,290	2,725,770	32,250
Kinetik Holdings, Inc., 08/16/24	45 .00	214	887,672	2,996
Kinetik Holdings, Inc., 09/20/24	45 .00	177	734,196	16,815
MPLX, L.P., 08/16/24	43 .00	133	569,506	4,655

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
MPLX, L.P., 08/16/24	$ 44 .00	5	$ 21,410	$ 25
MPLX, L.P., 08/16/24	45 .00	5	21,410	25
MPLX, L.P., 09/20/24	43 .00	252	1,079,064	15,120
MPLX, L.P., 09/20/24	44 .00	17	72,794	459
NextDecade Corporation, 08/16/24	8 .00	65	52,715	3,900
NextDecade Corporation, 08/16/24	9 .00	236	191,396	4,720
NextDecade Corporation, 09/20/24	9 .00	314	254,654	15,700
ONEOK, Inc., 08/16/24	85 .00	20	166,660	1,220
ONEOK, Inc., 08/16/24	87 .50	3	24,999	57
ONEOK, Inc., 09/20/24	87 .50	240	1,999,920	18,000
Pembina Pipeline Corporation, 08/16/24	40 .00	17	65,858	340
Pembina Pipeline Corporation, 09/20/24	40 .00	35	135,590	1,050
Plains GP Holdings, L.P. - Class A, 08/16/24	20 .00	454	867,140	4,540
Plains GP Holdings, L.P. - Class A, 08/16/24	21 .00	21	40,110	63
Plains GP Holdings, L.P. - Class A, 09/20/24	20 .00	1,106	2,112,460	29,862
Plains GP Holdings, L.P. - Class A, 09/20/24	21 .00	20	38,200	200
Targa Resources Corporation, 08/16/24	135 .00	119	1,609,832	42,602
Targa Resources Corporation, 08/16/24	140 .00	4	54,112	584
Targa Resources Corporation, 08/16/24	145 .00	2	27,056	120
Targa Resources Corporation, 09/20/24	140 .00	3	40,584	915
Targa Resources Corporation, 09/20/24	145 .00	38	514,064	6,365
TC Energy Corporation, 08/16/24	40 .00	556	2,357,996	166,800
TC Energy Corporation, 09/20/24	42 .50	15	63,615	1,830
TC Energy Corporation, 09/20/24	45 .00	61	258,701	1,525
Western Midstream Partners, L.P., 08/16/24	43 .00	10	40,920	150
Western Midstream Partners, L.P., 09/20/24	42 .00	134	548,328	7,370
Western Midstream Partners, L.P., 09/20/24	43 .00	94	384,648	3,290
Western Midstream Partners, L.P., 09/20/24	44 .00	6	24,552	138
Williams Companies, Inc. (The), 08/16/24	43 .00	134	575,396	10,050
Williams Companies, Inc. (The), 08/16/24	44 .00	343	1,472,842	12,005
Williams Companies, Inc. (The), 08/16/24	45 .00	434	1,863,596	6,944
Williams Companies, Inc. (The), 09/20/24	45 .00	25	107,350	1,250

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Williams Companies, Inc. (The), 09/20/24	$ 46 .00	12	$ 51,528	$ 360
Total Written Option Contracts (Premiums $432,741)			$ 45,566,576	$ 686,764

The average monthly notional value of written option contracts during the period ended July 31, 2024 was $36,167,699.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Energy - 89.0%
Oil & Gas Producers - 78.8%
APA Corporation (a)	4,369	$ 136,269
Chevron Corporation (a)	13,747	2,205,981
ConocoPhillips (a)	5,405	601,036
Coterra Energy, Inc. (a)	7,165	184,857
Devon Energy Corporation (a)	6,047	284,390
Diamondback Energy, Inc. (a)	1,731	350,199
EOG Resources, Inc. (a)	4,883	619,164
EQT Corporation (a)	5,829	201,159
Exxon Mobil Corporation (a)	26,439	3,135,401
Hess Corporation (a)	2,954	453,203
Marathon Oil Corporation (a)	4,898	137,389
Marathon Petroleum Corporation (a)	3,367	596,026
Occidental Petroleum Corporation (a)	6,102	371,124
Phillips 66 (a)	3,996	581,338
Valero Energy Corporation (a)	3,090	499,715
		10,357,251
Oil & Gas Services & Equipment - 10.2%
Baker Hughes Company (a)	9,328	361,180
Halliburton Company (a)	8,510	295,127
Schlumberger Ltd. (a)	14,362	693,541
		1,349,848

Total Common Stocks (Cost $11,373,004)		$ 11,707,099

MLP RELATED COMPANIES - 12.4%	Shares	Value
Gathering & Processing - 2.1%
Targa Resources Corporation (a)	2,068	$ 279,759

Natural Gas Liquids Infrastructure - 3.6%
ONEOK, Inc. (a)	5,603	466,898

Natural Gas Pipelines - 6.7%
Kinder Morgan, Inc. (a)	18,438	389,595

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 12.4% (Continued)	Shares	Value
Natural Gas Pipelines - 6.7% (Continued)
Williams Companies, Inc. (The) (a)	11,428	$ 490,718
880,313

Total MLP Related Companies (Cost $1,533,223)		$ 1,626,970

Investments at Value - 101.4% (Cost $12,906,227)		$ 13,334,069

Liabilities in Excess of Other Assets - (1.4%)		(188,127)

Net Assets - 100.0%		$ 13,145,942

(a)	All or a portion of the security covers a written call option.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 08/16/24	$ 32 .50	43	$ 134,117	$ 2,623
Baker Hughes Company, 08/16/24	34 .00	19	73,568	9,025
Baker Hughes Company, 08/16/24	36 .00	59	228,448	17,405
Baker Hughes Company, 09/20/24	38 .00	3	11,616	558
Baker Hughes Company, 09/20/24	39 .00	12	46,464	1,428
Chevron Corporation, 08/16/24	160 .00	8	128,376	3,320
Chevron Corporation, 08/16/24	165 .00	123	1,973,781	19,557
Chevron Corporation, 09/20/24	165 .00	6	96,282	1,770
ConocoPhillips, 09/20/24	120 .00	54	600,480	6,102
Coterra Energy, Inc., 08/16/24	29 .00	61	157,380	305
Coterra Energy, Inc., 09/20/24	27 .00	10	25,800	450
Devon Energy Corporation, 08/16/24	50 .00	53	249,259	2,385
Devon Energy Corporation, 09/20/24	50 .00	7	32,921	665
Diamondback Energy, Inc., 08/16/24	200 .00	2	40,462	1,490
Diamondback Energy, Inc., 08/16/24	210 .00	5	101,155	1,270
Diamondback Energy, Inc., 09/20/24	210 .00	3	60,693	1,395
Diamondback Energy, Inc., 09/20/24	220 .00	7	141,617	1,645
EOG Resources, Inc., 08/16/24	130 .00	11	139,480	2,365
EOG Resources, Inc., 09/20/24	135 .00	2	25,360	484
EOG Resources, Inc., 09/20/24	140 .00	35	443,800	4,375
EQT Corporation, 08/16/24	40 .00	24	82,824	48
EQT Corporation, 08/16/24	41 .00	10	34,510	150
EQT Corporation, 09/20/24	36 .00	24	82,824	2,544
Exxon Mobil Corporation, 08/16/24	120 .00	251	2,976,609	45,180
Exxon Mobil Corporation, 09/20/24	120 .00	13	154,167	4,485
Halliburton Company, 08/16/24	35 .00	79	273,972	5,451
Halliburton Company, 09/20/24	36 .00	6	20,808	540
Hess Corporation, 08/16/24	155 .00	28	429,576	6,496
Hess Corporation, 09/20/24	160 .00	1	15,342	250
Kinder Morgan, Inc., 09/20/24	21 .00	7	14,791	469
Kinder Morgan, Inc., 09/20/24	22 .00	177	374,001	4,425
Marathon Oil Corporation, 08/16/24	29 .00	3	8,415	99
Marathon Oil Corporation, 09/20/24	30 .00	45	126,225	1,485
Marathon Petroleum Corporation, 08/16/24	180 .00	25	442,550	11,750

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Marathon Petroleum Corporation, 08/16/24	$ 185 .00	8	$ 141,616	$ 2,208
Occidental Petroleum Corporation, 08/16/24	65 .00	18	109,476	576
Occidental Petroleum Corporation, 09/20/24	65 .00	43	261,526	3,569
ONEOK, Inc., 08/16/24	85 .00	10	83,330	610
ONEOK, Inc., 09/20/24	85 .00	8	66,664	1,152
ONEOK, Inc., 09/20/24	87 .50	38	316,654	2,850
Phillips 66, 08/16/24	145 .00	39	567,372	17,004
Schlumberger Ltd., 08/16/24	50 .00	58	280,082	2,958
Schlumberger Ltd., 09/20/24	50 .00	83	400,807	10,209
Schlumberger Ltd., 09/20/24	52 .50	2	9,658	124
Targa Resources Corporation, 08/16/24	135 .00	2	27,056	716
Targa Resources Corporation, 08/16/24	140 .00	2	27,056	292
Targa Resources Corporation, 09/20/24	140 .00	16	216,448	4,880
Valero Energy Corporation, 09/20/24	170 .00	30	485,160	13,050
Williams Companies, Inc. (The), 08/16/24	44 .00	23	98,762	805
Williams Companies, Inc. (The), 08/16/24	45 .00	1	4,294	16
Williams Companies, Inc. (The), 09/20/24	45 .00	90	386,460	4,500
Total Written Option Contracts (Premiums $180,685)			$ 13,230,094	$ 227,508

The average monthly notional value of written option contracts during the period ended July 31, 2024 was $9,735,610.